Pay vs Performance Disclosure - USD ($)		10 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based on:

Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Total Stockholder Return(4) ($)	Peer Group Total Shareholder Return(5) ($)	Net Income (6) ($ in millions)	Profit Before Tax(7) ($ in millions)

2025	7,480,164	2,344,864	2,079,882	1,164,358	121	176	277.3	375.4
2024	7,162,779	17,384,265	1,980,609	3,844,506	154	164	157.1	222.3
2023	5,729,556	1,653,429	1,398,362	460,897	112	143	126.6	173.5
2022	5,493,340	9,671,481	1,551,168	2,204,848	120	113	72.9	120.0
2021	5,579,197	7,221,864	1,626,717	1,893,614	118	120	181.8	88.0

Named Executive Officers, Footnote	E. Jean Savage served as the Company's principal executive officer ("PEO") for fiscal years 2025, 2024, 2023, 2022, and 2021.
Trinity's other, non-PEO, named executive officers for fiscal years 2025, 2024, 2023, 2022, and 2021 were as follows:
2025 - Eric R. Marchetto, Gregory B. Mitchell, Kevin Poet, and Scott M. Ewing
2024 - Eric R. Marchetto, Gregory B. Mitchell, Kevin Poet, and Scott M. Ewing
2023 - Eric R. Marchetto, Gregory B. Mitchell, Kevin Poet, Steven L. McDowell, and Sarah R. Teachout
2022 - Eric R. Marchetto, Sarah R. Teachout, Gregory B. Mitchell, and Kevin Poet
2021 - Eric R. Marchetto, Sarah R. Teachout, Brian D. Madison, and Kevin Poet

Adjustment To PEO Compensation, Footnote	Compensation actually paid ("CAP") as reported in this section is derived from certain adjustments made to the Summary Compensation Table totals. CAP does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as total compensation reported in the applicable fiscal year in the Summary Compensation Table (i) less the aggregate equity compensation reported in the applicable fiscal year in the Summary Compensation Table, (ii) plus any dividends or dividend equivalents paid during the fiscal year, (iii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year end, and (iv) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year. The reconciliations of total compensation as reported in the Summary Compensation Table to CAP for our PEO and other named executive officers are included in the tables below.
(3)Equity compensation fair value is calculated based on assumptions determined in accordance with ASC Topic 718. Grant date fair values for time-based restricted stock units are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of each fiscal year end and as of each respective vesting date. Grant date fair values for performance-based restricted stock units linked to ROE are calculated using the stock price as of the date of grant assuming target performance. Grant date fair values for performance-based restricted stock units linked to rTSR are determined based on Monte Carlo valuations. Adjustments for performance-based restricted stock units have been made using stock price, Monte Carlo valuation, and performance accrual modifier information, as applicable, as of each fiscal year end and as of each respective vesting date. Grant date fair values for stock options are calculated based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the Company's stock price and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of each respective measurement date. Performance-based awards are recognized as vested in the fiscal year during which the HR Committee formally certifies the applicable performance results and any earned shares are distributed to the applicable executive.
The following table presents the reconciliation of total compensation as reported in the Summary Compensation Table to CAP for our named executive officers, calculated in accordance with SEC rules, for fiscal years 2025, 2024, 2023, 2022, and 2021:
Reconciliation of Summary Compensation Table totals to CAP

	2025		2024		2023		2022		2021

	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO(1) ($)	Average Non-PEO NEOs ($)

Summary Compensation Table Total Compensation	7,480,164	2,079,882	7,162,779	1,980,609	5,729,556	1,398,362	5,493,340	1,551,168	5,579,197	1,626,717
Less: amounts reported under the "Stock Awards" and "Stock Options" columns in the Summary Compensation Table for the applicable fiscal year	(4,280,635)	(809,170)	(3,961,921)	(750,557)	(4,029,560)	(726,555)	(3,765,420)	(757,355)	(3,613,344)	(733,605)
Aggregate change in fair value of equity awards outstanding and unvested as of the applicable fiscal year end	789,482	105,759	13,347,622	2,466,919	1,671,904	159,749	7,919,811	1,477,256	5,256,011	953,765
Aggregate change in fair value up to any applicable vesting event for equity awards vesting during the applicable fiscal year	(1,872,840)	(285,918)	640,991	94,167	(1,845,471)	(404,891)	(17,250)	(92,139)	—	30,541
Plus: dividends or dividend equivalents paid during the applicable fiscal year	228,693	73,805	194,794	53,368	127,000	34,232	41,000	25,918	—	16,196
CAP	2,344,864	1,164,358	17,384,265	3,844,506	1,653,429	460,897	9,671,481	2,204,848	7,221,864	1,893,614

Non-PEO NEO Average Total Compensation Amount			$ 2,079,882	$ 1,980,609	$ 1,398,362	$ 1,551,168	$ 1,626,717
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,164,358	3,844,506	460,897	2,204,848	1,893,614
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid ("CAP") as reported in this section is derived from certain adjustments made to the Summary Compensation Table totals. CAP does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as total compensation reported in the applicable fiscal year in the Summary Compensation Table (i) less the aggregate equity compensation reported in the applicable fiscal year in the Summary Compensation Table, (ii) plus any dividends or dividend equivalents paid during the fiscal year, (iii) plus the aggregate change in equity fair value accrued for equity awards outstanding as of fiscal year end, and (iv) plus the aggregate change in equity fair value up to any applicable vesting event for equity awards vesting during the fiscal year. The reconciliations of total compensation as reported in the Summary Compensation Table to CAP for our PEO and other named executive officers are included in the tables below.
(3)Equity compensation fair value is calculated based on assumptions determined in accordance with ASC Topic 718. Grant date fair values for time-based restricted stock units are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of each fiscal year end and as of each respective vesting date. Grant date fair values for performance-based restricted stock units linked to ROE are calculated using the stock price as of the date of grant assuming target performance. Grant date fair values for performance-based restricted stock units linked to rTSR are determined based on Monte Carlo valuations. Adjustments for performance-based restricted stock units have been made using stock price, Monte Carlo valuation, and performance accrual modifier information, as applicable, as of each fiscal year end and as of each respective vesting date. Grant date fair values for stock options are calculated based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the Company's stock price and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of each respective measurement date. Performance-based awards are recognized as vested in the fiscal year during which the HR Committee formally certifies the applicable performance results and any earned shares are distributed to the applicable executive.
The following table presents the reconciliation of total compensation as reported in the Summary Compensation Table to CAP for our named executive officers, calculated in accordance with SEC rules, for fiscal years 2025, 2024, 2023, 2022, and 2021:
Reconciliation of Summary Compensation Table totals to CAP

	2025		2024		2023		2022		2021

	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO(1) ($)	Average Non-PEO NEOs ($)

Summary Compensation Table Total Compensation	7,480,164	2,079,882	7,162,779	1,980,609	5,729,556	1,398,362	5,493,340	1,551,168	5,579,197	1,626,717
Less: amounts reported under the "Stock Awards" and "Stock Options" columns in the Summary Compensation Table for the applicable fiscal year	(4,280,635)	(809,170)	(3,961,921)	(750,557)	(4,029,560)	(726,555)	(3,765,420)	(757,355)	(3,613,344)	(733,605)
Aggregate change in fair value of equity awards outstanding and unvested as of the applicable fiscal year end	789,482	105,759	13,347,622	2,466,919	1,671,904	159,749	7,919,811	1,477,256	5,256,011	953,765
Aggregate change in fair value up to any applicable vesting event for equity awards vesting during the applicable fiscal year	(1,872,840)	(285,918)	640,991	94,167	(1,845,471)	(404,891)	(17,250)	(92,139)	—	30,541
Plus: dividends or dividend equivalents paid during the applicable fiscal year	228,693	73,805	194,794	53,368	127,000	34,232	41,000	25,918	—	16,196
CAP	2,344,864	1,164,358	17,384,265	3,844,506	1,653,429	460,897	9,671,481	2,204,848	7,221,864	1,893,614

Compensation Actually Paid vs. Total Shareholder Return
Pay-for-Performance Alignment
			The HR Committee reviews a variety of Company-wide and individual factors to link CAP with Company and executive performance. The following charts depict the relationship of CAP for the PEO and other named executive officers, calculated in accordance with SEC rules, to 1) the total stockholder return of both the Company ("TRN") and the S&P 600 Machinery Index, 2) Net Income, and 3) Profit Before Tax.
Compensation Actually Paid vs. Net Income	[1],[2]
Compensation Actually Paid vs. Company Selected Measure	[1]
Tabular List, Table

Financial Performance Measures

Profit Before Tax
Return On Equity
Cash From Operations

Total Shareholder Return Amount			$ 121	154	112	120	118
Peer Group Total Shareholder Return Amount			176	164	143	113	120
Net Income (Loss)			$ 277,300,000	$ 157,100,000	$ 126,600,000	$ 72,900,000	$ 181,800,000
Company Selected Measure Amount			375,400,000	222,300,000	173,500,000	120,000,000.0	88,000,000.0
PEO Name		E. Jean Savage	E. Jean Savage	E. Jean Savage	E. Jean Savage	E. Jean Savage
Additional 402(v) Disclosure	Total stockholder return ("TSR") calculated based on an assumed $100 investment as of December 31, 2020 and the reinvestment of any issued dividends.
(5)S&P 600 Machinery index total shareholder return calculated based on an assumed $100 investment as of December 31, 2020 and the reinvestment of any issued dividends.
(6)Reflects net income as reported in the Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021.

Gain From Sale Of Business							$ 131,400,000
Gain on Divestiture of Partially-owned Leasing Subsidiary			$ 194,200,000
Measure:: 1
Pay vs Performance Disclosure
Name			Profit Before Tax
Non-GAAP Measure Description			The Company has identified Profit Before Tax, or PBT, as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link CAP for the PEO and the other named executive officers in 2025 to the Company’s performance. PBT is defined as income from continuing operations before income taxes and has been adjusted for each fiscal year presented to exclude the impacts of certain gains, losses or other items that are not indicative of our normal business operations as approved by the HR Committee. PBT reflected in the table is PBT for the Company as a whole. For purposes of determining incentive compensation payouts for the PEO and certain other named executive officers during the years disclosed, individual adjustments were made from time to time, consistent with the authority described in the "Compensation Discussion and Analysis" section.
Measure:: 2
Pay vs Performance Disclosure
Name			Return On Equity
Measure:: 3
Pay vs Performance Disclosure
Name			Cash From Operations
Savage [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,480,164	$ 7,162,779	$ 5,729,556	$ 5,493,340	5,579,197
PEO Actually Paid Compensation Amount			2,344,864	17,384,265	1,653,429	9,671,481	7,221,864
PEO | Savage [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,280,635)	(3,961,921)	(4,029,560)	(3,765,420)	(3,613,344)
PEO | Savage [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			789,482	13,347,622	1,671,904	7,919,811	5,256,011
PEO | Savage [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,872,840)	640,991	(1,845,471)	(17,250)	0
PEO | Savage [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			228,693	194,794	127,000	41,000	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(809,170)	(750,557)	(726,555)	(757,355)	(733,605)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			105,759	2,466,919	159,749	1,477,256	953,765
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(285,918)	94,167	(404,891)	(92,139)	30,541
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 73,805	$ 53,368	$ 34,232	$ 25,918	$ 16,196

[1]	Profit Before Tax and Net Income for 2025 includes a $194.2 million gain on the divestiture of a partially-owned leasing subsidiary.
[2]	Net income for 2021 includes an after-tax gain related to the sale of the Company's Highway Products business of $131.4 million.